Long-Term Borrowings - Additional Information (Detail) - Aegon Ltd. [member]	12 Months Ended
Dec. 31, 2024
Bottom of range [member]
Disclosure of long-term borrowings [Line Items]
Borrowing maturity	7 years
Long-term borrowing, interest rate	6.125%
Top of range [member]
Disclosure of long-term borrowings [Line Items]
Borrowing maturity	15 years
Long-term borrowing, interest rate	6.625%